Quarterly Results of Operations (Unaudited) - Schedule of Quarterly Results of Operations (Unaudited) (Footnote) (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interim Period, Costs Not Allocable [Line Items]
Goodwill impairment loss	$ 420,200			$ 420,201	$ 0	$ 0
Charge recorded for mortgage settlement			$ 52,800
Unfavorable Regulatory Action [Member]
Interim Period, Costs Not Allocable [Line Items]
Losses related to regulatory settlement	$ 50,000	$ 100,000